   As filed with the Securities and Exchange Commission on December 7, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                             Portland, Maine 04101
                                 207-553-7110

                  Date of fiscal year end: September 30, 2006

        Date of reporting period: October 21, 2005 - September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
SEPTEMBER 30, 2006

[LOGO]
STEEPLE VIEW

Table of Contents


          A Message to Our Shareholders..........................  1

          Performance Chart and Analysis.........................  4

          Schedule of Investments................................  5

          Statement of Assets and Liabilities....................  6

          Statement of Operations................................  7

          Statement of Changes in Net Assets.....................  8

          Financial Highlights...................................  9

          Notes to Financial Statements.......................... 10

          Report of Independent Registered Public Accounting Firm 13

          Additional Information (Unaudited)..................... 14

                                                               STEEPLEVIEW FUND
                                                  A MESSAGE TO OUR SHAREHOLDERS
                                                             SEPTEMBER 30, 2006


We are pleased to present the first SteepleView Fund Annual Report for the period from inception on October 21, 2005 through September 30, 2006. What follows is a description of the market actions and portfolio decisions we made for the Fund during this time and as a background for these actions, for the Adviser's portfolios in the time leading up to the Fund's inception.

                OUR PATIENCE WILL ACHIEVE MORE THAN OUR FORCE.

                                                - EDMUND BURKE

There are periods when good money management demands forceful decision making and dynamic portfolio shifts. The third quarter of 2006 was not one of those times. We believe we are on the right course, and that patience - always with vigilance - will be the most rewarding posture. The Fund bought one new stock in the third quarter, and sold none. The Fund performed poorly in July, as energy prices surged and the overall market, especially with the Fund's heavy weighting in financial stocks, suffered. But in August and September, in what we believe is a harbinger of things to come, energy and other commodities started to roll over, the Federal Reserve stopped raising interest rates, and the Fund performed strongly, more than making up for July's shortcomings.

Spears Grisanti & Brown's investment thesis for the past few years has been as follows: In late 2002 our analysis led us to a number of hard asset (commodity) investments that we believed were selling far below their asset value. These would include shares of coal, oil, gas, chemical, refining, steel, iron ore and energy drilling companies. We try to buy these companies early in the cycle, before prices for the underlying commodities start to appreciate, and then as valuations climb past what we believe to be fair value, we sell them. These hard asset investments were for the most part very successful. By early 2005 our exposure to oil and gas alone had grown to over 30% of the portfolio. When other hard asset stocks, like coal, refining, chemicals and iron ore are included, almost two-thirds of the Adviser's portfolios relied on this hard asset appreciation theme.

Success for good value investors, however, is a double-edged sword. As an investment appreciates, it simultaneously becomes more expensive and less attractive. We sell stocks at fair value, and frequently our assessment of "fair value" has little to do with the PEAK prices that these shares might obtain, especially if a group of stocks captures the public imagination, as was the case with technology stocks in the late 1990s. Similarly, "fair value" seemed to have little to do with the high prices that energy-related stocks achieved this year, in many cases after we had parted ways with them. We wish to be clear about our position: We believe that most energy and other commodity related stocks have more potential risk than expected return reflected in their current share prices. We have moved the Fund towards other stocks that we think stand a much better chance of multi-year appreciation - and a much lower chance of capital loss - than a hard asset related portfolio. This decision hurt the Fund in July and helped the Fund greatly in August and September. We believe it is the correct choice, and will lead to above average capital appreciation for the Fund.

The decision to increase the financial sector weighting, which was approximately 39% as of September 30, 2006, had the largest positive impact on performance during the past fiscal year. The consensus view, in the 2/nd/ quarter of 2006, that financial stocks are to be avoided due to higher interest rates, created our buying opportunity. Interest rates move in cycles of indeterminate length and amplitude. We cannot tell you when they will head back down. We can, however, say with confidence that the financial stocks we are buying we believe to be both well run and extremely cheap. We will stay the course because in the long run we believe these stocks will outperform the market.

Comcast, the cable television company, was the second best performing stock in the Fund. We purchased Comcast with the thesis that people will desire high-speed internet access and will change their phone service to cable-based lines. Comcast appears to be benefiting from this shift.

Stocks that relied on the price of an underlying commodity negatively impacted Fund performance during the past fiscal year. Examples include Cleveland Cliffs (the iron ore miner), Encana (a large Canadian energy company) and Temple Inland (which offers corrugated packaging and forest products). It should be noted that the Fund has sold its entire position in Cleveland Cliffs and Encana as we have reduced the Fund's exposure to hard asset securities. Also, the Temple Inland position has been reduced.

There are clearly crosscurrents in the economy, and this too calls for patience. The well-publicized housing slowdown is undoubtedly a drag on economic growth, and we think the slump will be more prolonged and deeper than the current consensus opinion. Housing weakness, affecting a huge swath of consumers, will keep downward pressure on commodity prices. More importantly, it should provide incentive for the Federal Reserve to lower interest rates sooner rather than later. While we see the

STEEPLEVIEW FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2006

economy slowing, we do not see a recession ahead. There are a number of indicators that remain robust. For example, the technology sector, usually a leading indicator of economic growth, is quite strong. Performance for two of the Fund's technology stocks - HEWLETT PACKARD and LEVEL 3 COMMUNICATIONS - was impressive for the most recent quarter as well as for the past fiscal year. In a mirror image of the housing market, the technology sector has languished for the last few years, and is now emerging towards a more normalized growth rate.

Several financial stocks also appear quite inexpensive, and we own them in size. LEGG MASON, AMERICAN INTERNATIONAL GROUP, AND WASHINGTON MUTUAL are all new additions to the Fund during the past six months, each selling well below its average valuation, and each a leader in its respective field. If, as we expect, the Federal Reserve becomes more accommodative, and as the earnings for these companies continue to come through, we expect market sentiment to improve. We believe that earnings growth will be coupled with expansion of their 10-year-low price/earnings multiples, producing a leveraged appreciation to the shares over the next two to three years.

As we sell companies that depend on assets from the 20/th/ (and even 19/th/) century, like oil, coal and iron ore, we have become attracted to a distinctly 21/st/ century asset. The Fund's one new investment for the quarter was Level 3 Communications, which owns and operates one of the world's largest internet communications systems. The company owns an extensive intercity network covering approximately 48,000 miles in North America and roughly 3,600 miles in Europe. The simplest way to think of Level 3 is as the highway (or more accurately the "toll road") of the internet. Our interest in Level 3 was sparked by several factors. First there is evidence that much of the overcapacity that was created in the "bubble" years is now absorbed and pricing has begun to stabilize after massive declines. Second, tremendous consolidation has occurred over the last few years via bankruptcies and acquisition of competitors. Today there are seven internet communication companies down from 30 and we expect there to be even fewer. In our view, this should lead to a much more rational competitive landscape and a better pricing environment. Finally, over time, we believe most forms of data and communication will move over the internet using Internet Protocol (IP). Many bandwidth hungry consumer and business applications are now emerging. While many see the internet as an e-mail delivery service, we see voice, video and high definition television being delivered in vast quantities via the internet backbone. Through the Fund's investments in COMCAST and TIME WARNER we have witnessed the early success of moving voice to the internet. When video starts going over the internet in large amounts, we believe explosive demand for broadband capacity will occur. For example, a typical email size is 6 kB (kilobytes), while a full screen half-hour television show is 450,000 kB and the same show in high definition (HDTV) is 2,250,000 kB, or almost half a million times larger than the e-mail. Level 3 is well positioned to benefit from this trend. The company recently refinanced its 2008 debt maturities and has no major debt due until 2010.

An investment in Level 3 requires a long-term view of the world, one in which an investor needs to make assumptions about how people will communicate and entertain themselves over time. The Fund's investment style necessitates those types of judgments, as securities at Spears Grisanti & Brown are typically held for multi-year periods, with the expectation of significant appreciation. If we are to be successful, Spears Grisanti & Brown must be able to get those types of judgments right considerably more often than we get them wrong, and we need to understand that the market environment can change drastically over the lifetime of our investment. Five years ago we wrote our third quarter letter from our new offices in Rockefeller Center, just a couple of weeks after September 11/th/. The stock market had just reopened after having been closed for a week. The future was unknowable and frightening. Five years later, while utopian visions of a brave new world have not come to pass, neither have our worst fears, which frankly seemed the more likely scenario back then. Patient investing has paid off in the intervening years, and we think it will again in the future. We do not profess deep insights into the workings of the world, but we do remain committed to methodical analysis of individual companies, argumentative internal discussions about investments, and patience.

                                                               STEEPLEVIEW FUND
                                                  A MESSAGE TO OUR SHAREHOLDERS
                                                             SEPTEMBER 30, 2006


              /s/ William G. Spears        /s/ Christopher C.
                                        Grisanti

                 William G. Spears       Christoper C. Grisanti
                 Portfolio Manager         Portfolio Manager
              /s/ Vance C. Brown        /s/ Jared S. Leon

                   Vance C. Brown            Jared S. Leon
                 Portfolio Manager         Portfolio Manager

THE VIEWS IN THIS REPORT WERE THOSE OF SPEARS GRISANTI & BROWN LLC, THE FUND'S INVESTMENT ADVISER AS OF SEPTEMBER 30, 2006 AND MAY NOT REFLECT THE VIEWS OF THE ADVISER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

INVESTMENTS IN SMALLER COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCK. AS A NON-DIVERSIFIED FUND, THE FUND MAY FOCUS A LARGER PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF FEWER ISSUERS. CONCENTRATION OF THE FUND IN A LIMITED NUMBER OF SECURITIES EXPOSES THE FUND TO GREATER MARKET RISK THAN IF ITS ASSETS WERE DIVERSIFIED AMONG A GREATER NUMBER OF ISSUERS. THE FUND MAY BE EXPOSED TO ADDITIONAL VARYING FORMS OF MARKET RISK, INCLUDING GENERAL MARKET RISK AND COMPANY RISK. FOR A COMPLETE DESCRIPTION OF THE FUND'S PRINCIPAL INVESTMENT RISKS, PLEASE REFER TO THE PROSPECTUS.

STEEPLEVIEW FUND
PERFORMANCE CHART AND ANALYSIS
SEPTEMBER 30, 2006

The graph and table reflect the change in value of a hypothetical $10,000 investment in the SteepleView Fund (the "Fund"), including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The S&P 500 Index (the "Index") is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment.

PAST PERFORMANCE IS NOT PREDICTIVE OF, NOR A GUARANTEE OF, FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DURING THE PERIOD, CERTAIN FEES WERE WAIVED AND/OR EXPENSES REIMBURSED; OTHERWISE, RETURNS WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

      Total Return as of 9/30/06 1 Month 3 Months Since Inception 10/21/05
      -------------------------- ------- -------- ------------------------
           SteepleView Fund       2.57%   5.58%            11.78%
           S&P 500 Index          2.58%   5.67%            15.32%

                      Investment Value on 9/30/06
                      ---------------------------
                           SteepleView Fund       $11,178
                           S&P 500 Index           11,532

                         [CHART]

    Date          SteepleView Fund        S&P 500 Index
    ----          ----------------        -------------
 10/21/2005            $10,000              $10,000
 10/31/2005             10,050               10,235
 11/30/2005             10,480               10,622
 12/31/2005             10,508               10,626
  1/31/2006             11,058               10,907
  2/28/2006             10,868               10,937
  3/31/2006             10,898               11,073
  4/30/2006             11,028               11,222
  5/31/2006             10,648               10,899
  6/30/2006             10,588               10,914
  7/31/2006             10,498               10,981
  8/31/2006             10,898               11,242
  9/30/2006             11,178               11,532

                                                               STEEPLEVIEW FUND
                                                        SCHEDULE OF INVESTMENTS
                                                             SEPTEMBER 30, 2006

                                 SECURITY
             SHARES             DESCRIPTION                VALUE
             ------- ---------------------------------- -----------
             COMMON STOCK 99.5%

             BASIC INDUSTRIES 7.1%
              61,950 El Du Pont de Nemours & Co.        $ 2,653,938
              27,100 Temple-Inland, Inc.                  1,086,710
                                                        -----------
                                                          3,740,648
                                                        -----------

             CAPITAL GOODS 8.8%
              53,600 Foster Wheeler, Ltd. (a)             2,068,424
              62,950 Honeywell International, Inc.        2,574,655
                                                        -----------
                                                          4,643,079
                                                        -----------

             CONSUMER CYCLICAL 2.8%
              35,400 American Standard Cos., Inc.         1,485,738
                                                        -----------

             CONSUMER STAPLES 13.0%
              71,150 Comcast Corp., Class A (a)           2,621,878
             132,650 Time Warner, Inc.                    2,418,210
              59,800 Walt Disney Co.                      1,848,418
                                                        -----------
                                                          6,888,506
                                                        -----------

             ENERGY 9.5%
              22,450 Chevron Corp.                        1,456,107
              52,600 Cimarex Energy Co.                   1,850,994
              73,250 Williams Cos., Inc.                  1,748,477
                                                        -----------
                                                          5,055,578
                                                        -----------

             FINANCIAL 39.4%
              52,550 ACE, Ltd.                            2,876,061
              41,500 American International Group, Inc.   2,749,790
              48,796 Bank of America Corp.                2,614,002
              44,800 Citigroup, Inc.                      2,225,216
              52,500 Fannie Mae                           2,935,275
              50,250 JPMorgan Chase & Co.                 2,359,740
              30,400 Legg Mason, Inc.                     3,066,144
              46,200 Washington Mutual, Inc.              2,008,314
                                                        -----------
                                                         20,834,542
                                                        -----------

             HEALTHCARE 3.7%
              39,600 UnitedHealth Group, Inc.             1,948,320
                                                        -----------

             TECHNOLOGY 8.9%
              63,300 Hewlett-Packard Co.                  2,322,477
              88,050 Microsoft Corp.                      2,406,406
                                                        -----------
                                                          4,728,883
                                                        -----------

             TELECOMMUNICATIONS 3.7%
             364,600 Level 3 Communications, Inc. (a)     1,950,610
                                                        -----------

             TRANSPORTATION 2.6%
              37,100 YRC Worldwide, Inc. (a)              1,374,184
                                                        -----------
             Total Common Stock (Cost $50,605,826)       52,650,088
                                                        -----------

                                 SECURITY
      PRINCIPAL                 DESCRIPTION                     VALUE
      --------- -------------------------------------------- -----------
      SHORT-TERM INVESTMENT 1.8%

      MONEY MARKET DEPOSIT ACCOUNT 1.8%
      $942,935  Citibank Money Market Deposit Account, 4.93%
                (Cost $942,935)                              $   942,935
                                                             -----------
      Total Investments - 101.3%                              53,593,023
                (Cost $51,548,761)*
      Other Assets and Liabilities, Net - (1.3%)                (668,300)
                                                             -----------
      TOTAL NET ASSETS - 100.0%                              $52,924,723
                                                             ===========

------------------
(a)Non-income producing security.
*Cost for Federal income tax purposes is $51,607,028 and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 3,476,125
            Gross Unrealized Depreciation               (1,490,130)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 1,985,995
                                                       ===========

                                     [CHART]

Financial                                             39.4%
Consumer Staples                                      13.0%
Energy                                                 9.5%
Technology                                             8.9%
Capital Goods                                          8.8%
Basic Industries                                       7.1%
Healthcare                                             3.7%
Telecommunications                                     3.7%
Consumer Cyclical                                      2.8%
Transportation                                         2.6%
Short-Term Investments and Net Other Assets and        0.5%
Liabilities

                     See Notes to Financial Statements. 5

STEEPLEVIEW FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006

ASSETS
    Total investments, at value (Cost $51,548,761)                     $53,593,023
    Receivables:
       Dividends                                                            28,883
       Deferred offering costs                                               2,163
    Prepaid expenses                                                         8,547
                                                                       -----------
Total Assets                                                            53,632,616
                                                                       -----------

LIABILITIES
    Payables:
       Investment securities purchased                                     622,888
    Accrued Liabilities:
       Investment adviser fees                                              31,942
       Trustees' fees and expenses                                              38
       Compliance services fees                                              2,700
       Other expenses                                                       50,325
                                                                       -----------
Total Liabilities                                                          707,893
                                                                       -----------

NET ASSETS                                                             $52,924,723
                                                                       ===========

COMPONENTS OF NET ASSETS
    Paid-in capital                                                    $50,975,314
    Accumulated net investment income (loss)                                99,246
    Accumulated net realized gain (loss) on investments                   (194,099)
    Unrealized appreciation (depreciation) on investments                2,044,262
                                                                       -----------

NET ASSETS                                                             $52,924,723
                                                                       ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Based on net assets of $52,924,723 and 4,738,149 shares outstanding
   (unlimited shares authorized)                                       $     11.17
                                                                       ===========

                     6   See Notes to Financial Statements.

                                                               STEEPLEVIEW FUND
                                                        STATEMENT OF OPERATIONS
  FROM OCTOBER 21, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 2006

INVESTMENT INCOME
    Dividend income (net of foreign withholding tax of $656)             $  529,527
    Interest income                                                          46,533
                                                                         ----------
Total Investment Income                                                     576,060
                                                                         ----------

EXPENSES
    Investment adviser fees                                                 311,919
    Administrator fees                                                       54,838
    Transfer agency fees                                                     30,786
    Custodian fees                                                           12,908
    Accountant fees                                                          37,507
    Professional fees                                                        35,888
    Trustees' fees and expenses                                               1,195
    Compliance services fees                                                 28,930
    Registration fees                                                         4,824
    Amortization of offering costs                                           32,235
    Miscellaneous expenses                                                   17,822
                                                                         ----------
Total Expenses                                                              568,852
    Fees waived                                                            (100,973)
                                                                         ----------
Net Expenses                                                                467,879
                                                                         ----------

NET INVESTMENT INCOME (LOSS)                                                108,181
                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                (194,099)
    Net change in unrealized appreciation (depreciation) on investments   2,044,262
                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    1,850,163
                                                                         ----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $1,958,344
                                                                         ==========

                     See Notes to Financial Statements. 7

STEEPLEVIEW FUND
STATEMENT OF CHANGES IN NET ASSETS
FROM OCTOBER 21, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 2006

OPERATIONS
    Net investment income (loss)                                            $   108,181
    Net realized gain (loss) on investments                                    (194,099)
    Net change in unrealized appreciation (depreciation) on investments       2,044,262
                                                                            -----------
Increase (Decrease) in Net Assets from Operations                             1,958,344
                                                                            -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                                        (8,935)
                                                                            -----------

CAPITAL SHARE TRANSACTIONS
    Sale of shares                                                           54,775,568
    Reinvestment of distributions                                                 8,862
    Redemption of shares                                                     (3,809,116)
                                                                            -----------
Increase (Decrease) from Capital Transactions                                50,975,314
                                                                            -----------
Increase (Decrease) in Net Assets                                            52,924,723
                                                                            -----------

NET ASSETS
    Beginning of Period                                                               -
                                                                            -----------
    End of Period (Including accumulated net investment income of $99,246)  $52,924,723
                                                                            ===========

SHARE TRANSACTIONS
    Sale of shares                                                            5,097,710
    Reinvestment of distributions                                                   844
    Redemption of shares                                                       (360,405)
                                                                            -----------
Increase (Decrease) in Shares                                                 4,738,149
                                                                            ===========

                     8   See Notes to Financial Statements.

                                                               STEEPLEVIEW FUND
                                                           FINANCIAL HIGHLIGHTS
  FROM OCTOBER 21, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 2006

These financial highlights reflect selected data for a share outstanding of the Fund throughout the period.

        NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00
                                                               -------

        OPERATIONS
        Net investment income (loss) (a)                          0.04
        Net realized and unrealized gain (loss) on investments    1.14
                                                               -------
        Total from Investment Operations                          1.18
                                                               -------

        DISTRIBUTIONS TO SHAREHOLDERS FROM
        Net investment income                                    (0.01)
                                                               -------

        NET ASSET VALUE, END OF PERIOD                         $ 11.17
                                                               =======

        TOTAL RETURN (b)                                         11.78%

        RATIO/SUPPLEMENTARY DATA:
        Net Assets at End of Period (000's omitted)            $52,925
        Ratios to Average Net Assets (c):
            Net expenses                                          1.50%
            Gross expenses (d)                                    1.82%
            Net investment income (loss)                          0.35%

        PORTFOLIO TURNOVER RATE (b)                                 50%

------------------
(a)Calculated based on average shares outstanding during the period.
(b)Not annualized.
(c)Annualized.
(d)Reflects the expense ratio excluding any waivers and/or reimbursements.

                     See Notes to Financial Statements. 9

STEEPLEVIEW FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006

NOTE 1. ORGANIZATION

The SteepleView Fund (the "Fund"), is a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-six investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on October 21, 2005. The Fund seeks capital appreciation, primarily through the purchase of U.S. equity securities, with an emphasis on absolute (positive) returns. As a non-diversified fund, the Fund may focus its investments in the securities of a limited number of issuers.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities are valued at the last sale or official closing price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. All premium and discount is amortized and accreted in accordance with generally accepted accounting principles. Interest income is recorded as earned. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles, generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

OFFERING COSTS - Offering costs for the Fund of $34,398 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

                                                               STEEPLEVIEW FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                             SEPTEMBER 30, 2006


NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board ("FASB") issued Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (the "Interpretation") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation, and has not at this time determined the impact, if any, resulting from its adoption on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (the "Statement") which is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement, and has not at this time determined the impact, if any, resulting from its adoption on the Fund's financial statements.

In September 2006, the SEC issued Staff Accounting Bulletin 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108"). SAB 108 provides interpretive guidance on how the effects of the carryover or reversal of prior year financial statement misstatements should be considered in quantifying a current year misstatement. SAB 108 is effective for financial statements covering the first fiscal year ending after November 15, 2006. Management does not anticipate any material impact to its financial condition or results of operations as a result of the adoption of SAB 108.

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Spears Grisanti & Brown LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION - Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies.

Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund is authorized to pay the Distributor, or any other entity authorized by the Board, a fee at an annual rate of 0.25% of the average daily net assets of the Fund. The Fund has temporarily suspended making any payments under the Rule 12b-1 plan. The Fund may remove the suspension and make payments under its Rule 12b-1 plan at any time, subject to Board approval. For the period ended September 30, 2006, the Fund did not accrue or pay 12b-1 related expenses.

Foreside Compliance Services, LLC an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions to the Fund. The Principal Executive Officer of the Trust is also a principal of the Distributor. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its series.

OFFICERS - Certain officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES

During the fiscal period ended September 30, 2006, the Adviser voluntarily waived its fees to the extent Fund expenses exceeded 1.50% of average net assets. This voluntary waiver may be reduced or eliminated at any time. For the period ended September 30, 2006, the Adviser waived $100,973.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $67,137,039 and $16,337,114, respectively, for the period ended September 30, 2006.

STEEPLEVIEW FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006


NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of September 30, 2006, distributable earnings (accumulated losses) on a tax basis were as follows:

              UNDISTRIBUTED CAPITAL AND   UNREALIZED
                ORDINARY       OTHER     APPRECIATION
                 INCOME       LOSSES    (DEPRECIATION)   TOTAL
              ------------- ----------- -------------- ----------
                 $99,246     $(135,832)   $1,985,995   $1,949,409

The tax character of distributions paid during 2006 were as follows:

                                              2006
                                    -        ------
                             Ordinary Income $8,935

For tax purposes, the current year post-October loss for the Fund was $135,832. This loss will be recognized for tax purposes on the first business day of the Funds' next fiscal year.

NOTE 7. OTHER INFORMATION

As of September 30, 2006, Soka University of America owns 25% of the outstanding shares of the Fund. Additionally, three other shareholders own collectively 20% of the outstanding shares of the Fund.

                        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and Shareholders of SteepleView Fund:

We have audited the accompanying statement of assets and liabilities of SteepleView Fund (the "Fund"), a series of Forum Funds, including the schedule of investments, as of September 30, 2006, and the related statements of operations, changes in net assets and financial highlights for the period from October 21, 2005 (commencement of operations) through September 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor have we been engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SteepleView Fund as of September 30, 2006 and the results of its operations, the changes in its net assets and financial highlights for the period from October 21, 2005 (commencement of operations) through September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 28, 2006

STEEPLEVIEW FUND
ADDITIONAL INFORMATION (Unaudited)
SEPTEMBER 30, 2006

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (866) SPL-VIEW and on the SEC's website at www.sec.gov. The Funds' proxy voting records for the period of October 21, 2005 (the Fund's commencement of operations) through September 30, 2006 are available, without charge and upon request, by calling
(866) SPL-VIEW and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                            BEGINNING         ENDING
                          ACCOUNT VALUE   ACCOUNT VALUE    EXPENSES PAID
                          APRIL 1, 2006 SEPTEMBER 30, 2006 DURING PERIOD*
                          ------------- ------------------ --------------
      Actual Return         $1,000.00       $1,025.71          $7.62
      Hypothetical Return    1,000.00        1,017.55           7.59

------------------
* Expenses are equal to 1.50% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 to reflect the half-year period.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

INCOME DIVIDENDS - All the income and any short-term capital gain dividends paid by the Fund were ordinary income for federal income tax purposes. The Fund designates 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund also designated 97.81% of its income dividends as qualified interest income (QII).

                                                               STEEPLEVIEW FUND
                                             ADDITIONAL INFORMATION (Unaudited)
                                                             SEPTEMBER 30, 2006


TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for oversight of the management of the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Monarch Funds, another registered investment company (collectively, "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the same capacities noted below for Monarch Funds with the exception of Mr. Collier and Ms. Bakke who do not serve as officers of Monarch Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds. John Y. Keffer is an Interested Trustee/Director of Monarch Funds and Wintergreen Fund, Inc., another registered open-end investment company. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) SPL-VIEW.

                          POSITION      LENGTH                                PRINCIPAL
         NAME             WITH THE      OF TIME                             OCCUPATION(S)
    AND BIRTH DATE         TRUST        SERVED                           DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

J. Michael Parish       Chairman of   Trustee     Retired; Partner, Wolf, Block, Schorr and Solis-Cohen LLP (law
Born: November 9, 1943  the Board;    since 1989  firm) 2002-2003; Partner, Thelen Reid & Priest LLP (law firm)
                        Trustee;      (Chairman   1995-2002.
                        Chairman,     since 2004)
                        Compliance
                        Committee,
                        Nominating
                        Committee
                        and Qualified
                        Legal
                        Compliance
                        Committee
--------------------------------------------------------------------------------------------------------------------

Costas Azariadis        Trustee;      Since 1989  Professor of Economics, Washington University (effective 2006);
Born: February 15, 1943 Chairman,                 Professor of Economics, University of California-Los Angeles 1992-
                        Valuation                 2006.
                        Committee
--------------------------------------------------------------------------------------------------------------------

James C. Cheng          Trustee;      Since 1989  President, Technology Marketing Associates (marketing company
Born: July 26, 1942     Chairman,                 for small and medium sized businesses in New England).
                        Audit
                        Committee
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John Y. Keffer          Trustee;      Since 1989  President, Forum Foundation (a charitable organization) since
Born: July 15, 1942     Chairman,                 2005; President, Forum Trust (a non-depository trust company)
                        Contracts                 since 1997; President, Citigroup Fund Services, LLC ("Citigroup")
                        Committee                 2003-2005; President, Forum Financial Group, LLC ("Forum") (a
                                                  fund services company acquired by Citibank, N.A. in 2003).
--------------------------------------------------------------------------------------------------------------------

OFFICERS

Simon D. Collier        President;    Since 2005  Managing Partner, Foreside Financial Group, LLC since April
Born: October 22, 1961  Principal                 2005; Chief Operating Officer and Managing Director, Global
                        Executive                 Fund Services, Citigroup 2003-2005; Managing Director, Global
                        Officer                   Securities Services for Investors, Citibank, N.A. 1999-2003.

STEEPLEVIEW FUND
ADDITIONAL INFORMATION (Unaudited)
SEPTEMBER 30, 2006

                            POSITION       LENGTH                                 PRINCIPAL
          NAME              WITH THE       OF TIME                              OCCUPATION(S)
     AND BIRTH DATE          TRUST         SERVED                            DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------

Trudance L. Bakke        Treasurer;     Since 2005    Director, Foreside Compliance Services, LLC since 2006; Product
Born: August 11, 1971    Principal      (Principal    Manager, Citigroup 2003-2006; Senior Manager of Corporate
                         Financial      Financial     Finance, Forum 1999-2003.
                         Officer        Officer since
                                        2006)
-----------------------------------------------------------------------------------------------------------------------

Beth P. Hanson           Vice           Since 2003    Relationship Manager, Citigroup since 2003; Relationship Manager,
Born: July 15, 1966      President;                   Forum 1999-2003.
                         Assistant
                         Secretary
-----------------------------------------------------------------------------------------------------------------------

Sara M. Morris           Vice President Since 2004    Director and Relationship Manager, Citigroup since 2004; Chief
Born: September 18, 1963                              Financial Officer, The VIA Group, LLC (a strategic marketing company) 2000-2003.
-----------------------------------------------------------------------------------------------------------------------

David M. Whitaker        Secretary      Since 2004    Product Manager, Citigroup since 2004; Assistant Counsel, PFPC,
Born: September 6, 1971                               Inc. (a fund services company) 1999-2004.

[LOGO]
STEEPLE VIEW

INVESTMENT ADVISER
Spears Grisanti & Brown LLC
45 Rockefeller Plaza
New York, NY 10111

TRANSFER AGENT
Citigroup Fund Services, LLC
P.O. Box 446
Portland, ME 04112

DISTRIBUTOR
Foreside Fund Services, LLC
Two Portland Square, 1/st/ Floor
Portland, ME 04101
www.foresides.com

   This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

                            WWW.STEEPLEVIEWFUND.COM

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Forum Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its Principal Executive Officer and Principal Financial Officer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $16,000 in 2006.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,675 in 2006. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2006. These services consisted of security count fees and overrun billing.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each a "Series"). In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser of a Series or an affiliate of the investment adviser, by the Series' independent auditor if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series' investment adviser or affiliate thereof to the Series' independent auditor for audit and permissible non-audit services are consistent with the independent auditor's independence.

(e) (2) 0%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant for the Reporting Periods were $0 in 2006. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser engages the registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the registrant, the Audit Committee considers such engagement in evaluating the independence of the registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to stockholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By   /s/ Simon D. Collier
     -----------------------------------
     Simon D. Collier,
     President & Principal Executive Officer

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Simon D. Collier
     -----------------------------------
     Simon D. Collier,
     President & Principal Executive Officer

Date November 29, 2006

By   /s/ Trudance L. Bakke
     -----------------------------------
     Trudance L. Bakke,
     Treasurer & Principal Financial Officer

Date November 29, 2006